Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (15,995,913)	$ (2,039,774)	$ (5,838,255)	$ 2,595,504